Commitments and Contingencies (Details)					12 Months Ended
	Sep. 10, 2024 USD ($) shares	Sep. 10, 2024 EUR (€) shares	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	May 31, 2025 USD ($)
Commitments and Contingencies (Details) [Line Items]
Purchase price amount				$ 3,000,000
Payment			$ 250,000
Recover cost			$ 250,000		$ 478,000	€ 443,118.7
Legal interest and costs. (in Euro) | €						€ 443,118.7
Common stock outstanding exchange shares (in Shares) | shares	2,000,000	2,000,000
Cash payment expenses	$ 135,000	€ 120,000
Investment							$ 15,000,000
Quantomo’s [Member]
Commitments and Contingencies (Details) [Line Items]
Acquisitions percentage					100.00%
Crowdpoint [Member]
Commitments and Contingencies (Details) [Line Items]
Acquisitions percentage	100.00%	100.00%
Common Stock [Member] | Crowdpoint [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock outstanding exchange shares (in Shares) | shares	3,750,000	3,750,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Reasonably possible loss					$ 0
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Reasonably possible loss					$ 250,000